Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 381	$ 316	$ 711	$ 590	$ (13)	$ 1,466	$ 492
Other comprehensive income:
Foreign currency translation adjustment	50	9	(32)	13	(108)	93	29
Income tax effect	(2)	0	(2)	(1)	2	(2)	(19)
Foreign currency translation adjustment, net of income tax effect	48	9	(34)	12	(106)	91	10
Pension and other postretirement benefit plans	51	(56)	55	(54)	(357)	385	(164)
Income tax effect	(16)	22	(18)	21	142	(154)	63
Pension and other post-retirement benefit plans, net of income tax effect	35	(34)	37	(33)	(215)	231	(101)
Unrealized gain (loss) on investment and forward exchange contract	(1)	1	0	4	4	2	(4)
Income tax effect	0	0	0	(1)	(1)	(2)	2
Unrealized loss on investments and forward exchange contracts, net of income tax effect	(1)	1	0	3	3	0	(2)
Comprehensive income	463	292	714	572	(331)	1,788	399
Less: comprehensive income attributable to nonredeemable noncontrolling interests	4	1	5	4
Less: comprehensive income attributable to redeemable noncontrolling interests	24	22	50	46
Less: comprehensive income attributable to nonredeemable noncontrolling interests					(10)	(18)	(20)
Less: comprehensive income attributable to redeemable noncontrolling interests					(92)	(73)	(34)
Comprehensive income attributable to McGraw Hill Financial, Inc.	$ 435	$ 269	$ 659	$ 522	$ (433)	$ 1,697	$ 345